COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE INCOME/(LOSS)	6 Months Ended
Jun. 30, 2015
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE INCOME/(LOSS)
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE INCOME/(LOSS)

9.COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE INCOME/(LOSS)

Changes in Accumulated other comprehensive income/(loss) (AOCI) attributable to Enbridge common shareholders for the six months ended June 30, 2015 and 2014 are as follows:

	Cash Flow Hedges	Net Investment Hedges	Cumulative Translation Adjustment	Equity Investees	Pension and OPEB Amortization Adjustment	Total
(millions of Canadian dollars)
Balance at January 1, 2015	(488)	108	309	(5)	(359)	(435)
Other comprehensive income/(loss) retained in AOCI	(272)	(370)	1,149	24	-	531
Other comprehensive gains/(loss) reclassified to earnings
Interest rate contracts1	8	-	-	-	-	8
Commodity contracts2	(4)	-	-	-	-	(4)
Foreign exchange contracts3	7	-	-	-	-	7
Other contracts4	6	-	-	-	-	6
Amortization of pension and OPEB actuarial loss5	-	-	-	-	17	17

	(255)	(370)	1,149	24	17	565
Tax impact
Income tax on amounts retained in AOCI	73	24	-	(2)	-	95
Income tax on amounts reclassified to earnings	(8)	-	-	-	(4)	(12)

	65	24	-	(2)	(4)	83

Balance at June 30, 2015	(678)	(238)	1,458	17	(346)	213

	Cash Flow Hedges	Net Investment Hedges	Cumulative Translation Adjustment	Equity Investees	Pension and OPEB Amortization Adjustment	Total
(millions of Canadian dollars)
Balance at January 1, 2014	(1)	378	(778)	(15)	(183)	(599)
Other comprehensive income/(loss) retained in AOCI	(514)	10	(8)	7	-	(505)
Other comprehensive gains reclassified to earnings
Interest rate contracts1	55	-	-	-	-	55
Commodity contracts2	7	-	-	-	-	7
Foreign exchange contracts3	15	-	-	-	-	15
Other contracts4	9	-	-	-	-	9
Amortization of pension and OPEB actuarial loss5	-	-	-	-	6	6

	(428)	10	(8)	7	6	(413)
Tax impact
Income tax on amounts retained in AOCI	141	(1)	-	-	-	140
Income tax on amounts reclassified to earnings	(11)	-	-	-	(3)	(14)

	130	(1)	-	-	(3)	126

Balance at June 30, 2014	(299)	387	(786)	(8)	(180)	(886)

1	Reported within Interest expense in the Consolidated Statements of Earnings.
2	Reported within Commodity sales and Commodity costs in the Consolidated Statements of Earnings.
3	Reported within Other income/(expense) in the Consolidated Statements of Earnings.
4	Reported within Operating and administrative expense in the Consolidated Statements of Earnings.
5	These components are included in the computation of net periodic pension costs and are reported within Operating and administrative expense in the Consolidated Statements of Earnings.